4. Prepaid Expenses (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses	$ 2,622	$ 592,473	$ 134,689
Prepaid Stock Purchase [Member] | AMS [Member]
Prepaid expenses		0	98,955
Prepaid Expenses [Member]
Prepaid expenses		236,742	0
Prepaid Acquisition Expenses [Member] | Sunniva [Member]
Prepaid expenses	$ 0	355,731	0
Prepaid Interest [Member] | AMS [Member]
Prepaid expenses		$ 0	$ 35,734